Document And Entity Information	12 Months Ended
Sep. 30, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	Smart Digital Group Limited
Entity Central Index Key	0002014955
Entity File Number	001-42625
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	No. 2615
Entity Address, Address Line Two	Xingsheng 1st Road
Entity Address, Address Line Three	Hengqin New District
Entity Address, City or Town	Zhuhai City
Entity Address, Country	CN
Entity Common Stock, Shares Outstanding	31,725,000
Entity Address, Postal Zip Code	00000
Title of 12(b) Security	Ordinary shares, par value US$0.001 per share
Trading Symbol	SDM
Security Exchange Name	NASDAQ
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	No. 2615
Entity Address, Address Line Two	Xingsheng 1st Road
Entity Address, Address Line Three	Hengqin New District
Entity Address, City or Town	Zhuhai City
Entity Address, Country	CN
Entity Address, Postal Zip Code	00000
City Area Code	+00852
Local Phone Number	61245644
Contact Personnel Name	Mr. Yunting Chen
Contact Personnel Email Address	cyteven18@163.com